Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Income taxes and deferred taxes

16. Income taxes and deferred taxes

The Group is subject to income taxes in Switzerland, Ireland and the United States.

The Company is subject in Switzerland to a municipal and cantonal income tax rate of 22.6% and to a federal tax rate of 8.5% on its profits after tax. It is entitled to carry forward any loss incurred for a period of seven years and can offset such losses carried forward against future taxes. In 2015, the Company was granted by the State Council of the Canton of Geneva an exemption of income and capital tax at municipal and cantonal levels for the period from 2013 until 2022. Because of this exemption, and the fact that the Company has incurred net losses since its inception, no income tax expense at the municipal, cantonal or federal levels was recorded in the Company for the years ended December 31, 2018 and 2017. Additionally, due to the uncertainty as to whether it will be able to use its net loss carryforwards for tax purposes in the future, no deferred taxes have been recognized on the balance sheet of the Company as of December 31, 2018 and December 31, 2017.

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2018	2017
2020	2,896	2,925
2021	11,473	11,587
2022	16,093	16,253
2023	28,349	28,631
2024	58,019	58,596
2025	67,403	—
Total unrecorded tax losses carry forwards	184,233	117,992

The Company’s Irish subsidiary has no activity, and, therefore, no income tax expense was recorded in such entity for the years ended December 31, 2018 and 2017.

The Company’s U.S. subsidiary, ObsEva USA Inc., is a service organization for the Group and is therefore subject to taxes on the revenues generated from its services to the Group that are charged based upon the U.S. subsidiary’s cost plus arrangement with the Group. The profits of the U.S. subsidiary for the year ended December 31, 2018 and 2017 were subject to a total U.S. income tax rate of 27.3% and 39.3%, respectively based on both the U.S. federal and Massachusetts state tax rates. The decrease in U.S. tax rate is due to the recent tax reform, effective January 1, 2018. The income tax for the year ended December 31, 2018 and 2017 were USD (45) thousand and USD 51 thousand, respectively. Additionally, since ObsEva USA Inc. is totally dependent on ObsEva SA for revenue, there is uncertainty as to whether ObsEva USA Inc. will be able to use a deferred tax asset for tax purposes in the future, therefore, no deferred taxes have been recognized on the balance sheet of the Group as of December 31, 2018 and December 31, 2017.

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2018
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(75,616)	(1,145)	(76,761)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(5,898)	(313)	(6,211)
Tax impact of permanent differences	602	76	678
Temporary differences not recognized as deferred tax assets	—	251	251
Adjustments for current tax of prior periods	—	(59)	(59)
Tax on losses not recognized as deferred tax assets	5,296	—	5,296
Effective income tax credit	—	(45)	(45)
Effective tax rate	0.0%	3.9%	0.1%

	Year ended December 31, 2017
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(65,397)	(1,478)	(66,875)
Statutory tax rate (blended at Group level)	7.8%	39.3%	8.5%
Income tax credit at statutory tax rates	(5,123)	(581)	(5,704)
Tax impact of permanent differences	577	225	802
Temporary differences not recognized as deferred tax assets	—	407	407
Tax on losses not recognized as deferred tax assets	4,546	—	4,546
Effective income tax expense	—	51	51
Effective tax rate	0.0%	3.5%	0.1%